OTHER LIABILITIES	9 Months Ended
Sep. 30, 2020
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
A summary of Other liabilities as of September 30, 2020 and December 31, 2019 is as follows:

	September 30, 2020	December 31, 2019
	(in millions)
Repurchase price on buy-back agreements	$1,235	$1,472
Warranty and campaign programs	932	919
Marketing and sales incentive programs	1,244	1,279
Tax payables	601	696
Accrued expenses and deferred income	652	639
Accrued employee benefits	672	562
Lease liabilities	388	449
Legal reserves and other provisions	331	299
Contract reserve	362	319
Contract liabilities(1)	1,207	1,236
Restructuring reserve	67	103
Other	1,005	866
Total	$8,696	$8,839
(1)Contract liabilities include $614 million and $657 million at September 30, 2020 and December 31, 2019, respectively, for future rents related to buy-back agreements.
Warranty and Campaign Programs
CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and nine months ended September 30, 2020 and 2019 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(in millions)		(in millions)
Balance at beginning of period	$903	$941	$919	$925
Current year additions	180	162	522	566
Claims paid	(171)	(170)	(493)	(553)
Currency translation adjustment and other	20	(42)	(16)	(47)
Balance at September 30, 2020	$932	$891	$932	$891
Restructuring Expense
The Company incurred restructuring expenses of $7 million and $19 million during the three and nine months ended September 30, 2020, respectively. The Company incurred restructuring expenses of $42 million and $78 million during the three and nine months ended September 30, 2019, respectively.